UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 100.9%
Corporate — 1.6%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,118,393
Series D, 5.88%, 1/01/34	4,000	4,588,280

		5,706,673

County/City/Special District/School District — 31.7%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,649,400
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,020
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,780,452
6.50%, 5/01/42	1,860	2,173,708
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,949,203
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,761,760
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,713,698
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,116,935
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,328,000
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,335	8,340,188
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,402,960
6.00%, 9/01/34	2,615	3,066,114
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,625	5,276,986

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	$2,000	$2,220,240
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,613,920
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	7,851,497
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,625,706
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,663,050
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,666,497
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,205	6,969,394
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,797,725

		109,976,453

Education — 4.3%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,916,475
San Francisco University, 6.13%, 10/01/36	1,745	2,055,872
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,117,785
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,579,800
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,145,650
Value Schools, 6.65%, 7/01/33	595	618,122

BlackRock MuniYield California Fund, Inc.	April 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Education (concluded)
California School Finance Authority, RB (concluded):
Value Schools, 6.90%, 7/01/43	$1,330	$1,380,194

		14,813,898

Health — 19.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
6.38%, 8/01/14 (a)	2,000	2,031,320
Series A, 6.00%, 8/01/30	2,270	2,729,675
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	11,090	11,847,447
St. Joseph Health System, Series A, 5.75%, 7/01/39	990	1,139,648
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,356,400
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,919,887
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,107,400
Providence Health, 6.50%, 10/01/38	3,640	4,282,642
Series A, 6.50%, 11/01/38	1,090	1,268,379
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	2,590	2,647,550
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,470,717
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,875,591

		67,676,656

Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,501,085

Municipal Bonds	Par (000)	Value

California (continued)
State — 16.4%
California State Public Works Board, RB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	$1,475	$1,731,208
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,852,100
Series A, 5.00%, 9/01/39	10,000	10,734,100
Series B, 5.00%, 10/01/39	4,710	5,058,116
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	253,216
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,751,026
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,275,996
State of California, GO, Various Purposes:
6.00%, 4/01/38	13,905	16,348,526
6.00%, 11/01/39	3,355	4,010,433

		57,014,721

Tobacco — 1.8%
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	1,300	1,299,103
Series B, 6.00%, 5/01/43	5,000	4,996,550

		6,295,653

Transportation — 11.1%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,065	5,975,687
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,592,165
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	3,605	4,061,249
Senior, 5.00%, 5/15/40	3,750	4,041,863
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,103,350
5.75%, 3/01/34	1,000	1,103,810
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,602,132

BlackRock MuniYield California Fund, Inc.	April 30, 2014	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Transportation (concluded)
County of Orange California, ARB, Series B, 5.75%, 7/01/34	$3,000	$3,401,160
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,445,950
Senior Series B, 5.75%, 7/01/39	900	1,026,423
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,435	5,652,726
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,350,369

		38,356,884

Utilities — 13.5%
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,072,141
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,925,901
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,430	9,407,037
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,000	3,370,890
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,398,000
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	7,595	8,298,980
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,434,850
5.25%, 5/01/33	2,810	3,189,266
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A:
5.25%, 5/15/34	3,070	3,495,563
5.38%, 5/15/34	3,920	4,486,558

Municipal Bonds	Par (000)	Value

California (concluded)
Utilities (concluded)
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	$2,480	$2,663,917

		46,743,103

Total Municipal Bonds — 100.9%		350,085,126

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 53.5%
County/City/Special District/School District — 22.8%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	10,732,243
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	16,604,230
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	10,765,397
Election of 2008, Series C, 5.25%, 8/01/39 (c)	9,680	11,006,741
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,547,363
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,886,152
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	16,679,809

		79,221,935

Education — 11.8%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	13,845	15,696,630
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,287,695
Series L, 5.00%, 5/15/40	11,597	12,619,832
Series O, 5.75%, 5/15/34	2,805	3,268,984

		40,873,141

BlackRock MuniYield California Fund, Inc.	April 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

California (concluded)
Transportation — 1.8%
San Francisco Bay Area Rapid Transit District, Refunding RB, Drivers, Series 2641Z (NPFGC), 5.00%, 7/01/30	$6,000	$6,243,900

Utilities — 17.1%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,302,116
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,697,678
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,850,373
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	21,853,800
Series C, 5.00%, 7/01/35	7,145	7,699,803

		59,403,770

Total Municipal Bonds Transferred to Option Bond (TOB) Trusts — 53.5%		185,742,746

Total Long-Term Investments (Cost — $490,807,544) — 154.4%		535,827,872

Short-Term Securities — 1.1%	Shares	Value

BIF California Municipal Money Fund, 0.00% (d)(e)	3,607,440	$3,607,440

Total Short-Term Securities (Cost — $3,607,440) — 1.1%		3,607,440

Total Investments (Cost — $494,414,984*) — 155.5%		539,435,312
Other Assets Less Liabilities — 0.9%		3,407,683
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.9%)		(89,967,298)
VRDP Shares, at Liquidation Value — (30.5%)		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$346,975,697

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$404,503,497

Gross unrealized appreciation	$45,039,548
Gross unrealized depreciation	(57,540)

Net unrealized appreciation	$44,982,008

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,704,685.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BIF California Municipal Money Fund	4,979,601	(1,372,161)	3,607,440	$169

(e)	Represents the current yield as of report date.

BlackRock MuniYield California Fund, Inc.	April 30, 2014	4

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(300)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$37,326,563	$47,687

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BlackRock MuniYield California Fund, Inc.	April 30, 2014	5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$535,827,872	—	$535,827,872
Short-Term Securities	$3,607,440	—	—	3,607,440
Total	$3,607,440	$535,827,872	—	$539,435,312

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$47,687	—	—	$47,687

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$394,000	—	—	$394,000
Liabilities:
TOB trust certificates	—	$(89,949,807)	—	(89,949,807)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$394,000	$(195,849,807)	—	$(195,455,807)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock MuniYield California Fund, Inc.	April 30, 2014	6

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 23, 2014